COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility, Commitment Fee Amount	$ 15,500,000	$ 22,300,000
Letters of Credit Outstanding, Amount	22,715,990	19,426,823
Line of Credit Facility, Maximum Borrowing Capacity	$ 70,357,702	$ 75,564,000